Fees Summary	Aug. 15, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,325,000
Previously Paid Amount	0.00
Total Fee Amount	662.16
Total Offset Amount	0.00
Net Fee	$ 662.16